Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
C000091784
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	$ 50,000	$ 50,124	$ 51,760	$ 52,268		$ 53,099	$ 54,732	$ 54,904	$ 55,643	$ 57,890	$ 57,261	$ 57,190	$ 57,557	$ 59,816	$ 61,783	$ 58,521	$ 58,758	$ 61,264	$ 64,081	$ 65,475	$ 68,742	$ 70,528	$ 71,752	$ 71,293	$ 70,170	$ 69,475	$ 71,533	$ 71,437	$ 73,759	$ 75,230	$ 77,127	$ 79,109	$ 80,307	$ 82,499	$ 84,838	$ 86,329	$ 86,609	$ 90,554	$ 93,321	$ 93,311	$ 99,206	$ 101,447
C000091785
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,019	10,336	10,439		10,589	10,917	10,942	11,075	11,513	11,389	11,361	11,423	11,866	12,251	11,593	11,642	12,129	12,675	12,939	13,582	13,923	14,157	14,060	13,826	13,680	14,079	14,056	14,496	14,778	15,134	15,523	15,745	16,167	16,611	16,900	16,944	17,702	18,231	18,211	19,353	19,781
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	50,000	50,916	55,007	56,420		58,117	62,562	64,414	64,536	69,544	66,487	67,429	66,977	71,576	77,198	72,953	75,575	87,277	90,674	95,780	106,046	114,477	115,991	111,477	105,728	101,624	105,308	102,903	108,817	117,828	119,883	134,240	139,489	149,801	160,512	158,948	158,352	173,589	184,589	185,956	205,512	208,966
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,183	$ 11,001	$ 11,284		$ 11,623	$ 12,512	$ 12,883	$ 12,907	$ 13,909	$ 13,297	$ 13,486	$ 13,395	$ 14,315	$ 15,440	$ 14,591	$ 15,115	$ 17,455	$ 18,135	$ 19,156	$ 21,209	$ 22,895	$ 23,198	$ 22,295	$ 21,146	$ 20,325	$ 21,062	$ 20,581	$ 21,763	$ 23,566	$ 23,977	$ 26,848	$ 27,898	$ 29,960	$ 32,102	$ 31,790	$ 31,670	$ 34,718	$ 36,918	$ 37,191	$ 41,102	$ 41,793